Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment		¥ 45,790			¥ 87,071
Accumulated depreciation and amortization		(15,567)			(27,863)
Property and equipment, net		30,223		$ 9,140	59,208
Depreciation and amortization expenses	¥ 16,613	8,710	¥ 4,910
Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		18,398			32,729
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		2,541			2,718
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		3,690			5,983
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		¥ 21,161			¥ 45,641